Finance income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance income.
Dividend income	$ 189,981	$ 72,748	$ 51,438
Interest income	228	1,613	8,374
Total	$ 190,209	$ 74,361	$ 59,812